Principles of consolidation (Tables)	12 Months Ended
Dec. 31, 2019
Principles of consolidation
Schedule of ownership percentages

	Percentage of shares
	2019	2018	Headquarter	Activities
Subsidiaries
L.D.O.S.P.E. Geração de Energia e Participações Ltda. - L.D.O.S.P.E."	100.00	100.00	Brazil	Energy
L.D.Q.S.P.E. Geração de Energia e Participações Ltda. - "L.D.Q.S.P.E."	100.00	100.00	Brazil	Energy
L.D.R.S.P.E. Geração de Energia e Participações Ltda. - "L.D.R.S.P.E."	100.00	100.00	Brazil	Energy
Mineração Dardanelos Ltda.	100.00	70.00	Brazil	Mining projects
Nexa Recursos Minerais S.A. - "NEXA BR"	100.00	100.00	Brazil	Mining / Smelting
Mineração Santa Maria Ltda.	99.99	99.99	Brazil	Mining projects
Pollarix S.A. (i)	33.33	33.33	Brazil	Holding and others
Karmin Holding Ltda.	100.00	—	Brazil	Holding and others
Mineração Rio Aripuaña Ltda.	100.00	—	Brazil	Holding and others
Votorantim Metals Canada Inc.	100.00	100.00	Canada	Holding and others
Rayrock Antofagasta S.A.C	99.99	99.99	Chile	Holding and others
Cia. Magistral S.A.C	100.00	100.00	Peru	Mining projects
Nexa Resources El Porvenir S.A.C.	99.99	99.99	Peru	Mining
Minera Pampa de Cobre S.A.C	99.99	99.99	Peru	Mining
Nexa Resources Cajamarquilla S.A. - "NEXA CJM"	99.99	99.99	Peru	Smelting
Inversiones Garza Azul S.A.C	99.75	99.75	Peru	Holding and others
Nexa Resources Perú S.A.A. - "NEXA PERU"	80.23	80.23	Peru	Mining
Nexa Resources Atacocha S.A.A. - "NEXA ATACOCHA"	66.62	66.62	Peru	Mining
Minera Bongará S.A.	61.00	61.00	Peru	Mining projects
Nexa Resources UK Ltd. - "NEXA UK"	100.00	100.00	United Kingdom	Mining
Votorantim US. Inc.	100.00	100.00	United States	Holding and others
Joint-operation
Campos Novos Energia S.A. - "Enercan"	20.98	20.98	Brazil	Energy
Cia. Minera Shalipayco S.A.C	75.00	75.00	Peru	Mining projects

(i)Pollarix is the energy holding company and sells energy to the Company’s Brazilian operating subsidiaries at market prices. NEXA BR owns all the common shares of Pollarix, which represents 33.33% of its total share capital. The remaining shares are preferred shares with limited voting rights, which are owned by NEXA’s controlling shareholder, VSA.